Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
The accompanying condensed consolidated financial statements of ProPetro Holding Corp. and its subsidiary (the "Company," "we," "us" or "our") have been prepared in accordance with the requirements of the U.S. Securities and Exchange Commission ("SEC") for interim financial information and do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("GAAP") for annual financial statements. Those adjustments (which consisted of normal recurring accruals) that are, in the opinion of management, necessary for a fair presentation of the results of the interim periods have been made. Results of operations for such interim periods are not necessarily indicative of the results of operations for a full year due to changes in market conditions and other factors. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2016 included in the final prospectus of the Company filed with the SEC pursuant to rule 424(b) under the Securities Act of 1933 on March 20, 2017 ("Prospectus").

Basis of Presentation — The accompanying consolidated financial statements and related notes have been prepared pursuant to the rules and regulations of the Securities Exchange Commission (SEC) and in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Fair Value Measurement
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used, when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions other market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Our financial instruments include cash and cash equivalents, accounts receivable, accounts payable, and a derivative financial instrument. The estimated fair value of our financial instruments — cash and cash equivalents, accounts receivable and accounts payable at September 30, 2017 and December 31, 2016 approximates their carrying value as reflected in our condensed consolidated balance sheets due to their short-term nature. We use a derivative financial instrument, an interest rate swap, to manage interest rate risk. Our policies do not permit the use of derivative financial instruments for speculative purposes. We did not designate the interest rate swap as a hedge for accounting purposes. We record all derivatives as of the end of our reporting period in our condensed consolidated balance sheet at fair value, which is based on quoted market prices, a Level 1 input. We may be exposed to credit losses in the event of nonperformance by counterparties to the interest rate swap. The counterparty of the interest rate swap is a credible, large institution, and we do not believe there is significant or material credit risk upon settlement of the contract.

FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used, when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions other market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Principles of Consolidation
Principles of Consolidation — The accompanying consolidated financial statements include the accounts of Holding and its wholly owned subsidiary, Services. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates — Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and revenues and expenses during the reporting period. Such estimates include, but are not limited to, allowance for doubtful accounts, depreciation of property and equipment, estimates of fair value of property and equipment, estimates related to fair value of reporting units for purposes of assessing goodwill, estimates related to deferred tax assets and liabilities, including any related valuation allowances, and estimates of fair value of stock‑based compensation. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition — The Company’s services are sold based upon contracts or other agreements with the customer that include fixed or determinable prices and do not include other post‑delivery obligations. Revenue for services is recognized as the services are rendered and when collectability is reasonably assured. Rates for services are typically determined per the contract or agreement with customers.
Pressure Pumping — Pressure pumping consists of downhole pumping services including hydraulic fracturing, acidizing and cementing. The Company recognizes revenues when services are performed, collection of the receivables is probable, and a price is fixed or determinable. The Company prices services for its pressure pumping by the job, project or day depending on the type of service performed and request from the customer.
Drilling Services — Drilling services consists of surface air drilling and Permian drilling, whereby we drill a well for a customer to a certain depth using a drilling rig and related equipment. The Company recognizes revenues either on a “turnkey” contract basis, in which a fixed and set price for the job is determinable, on a “daywork” contract basis, in which a stated rate per day is fixed and determinable, or on a “footage” contract basis, in which a rate per feet drilled is fixed and determinable.
Other Completion & Production Services — Other completion & production services consists of coil tubing and flowback services whereby the Company recognizes revenues when services are performed either on a per job or per day or hourly rate, collections of receivables are probable, and a price is fixed or determinable.

Cash and Cash Equivalents		Cash and Cash Equivalents — The Company considers highly liquid investments with initial maturities of three months or less to be cash equivalents.
Accounts Receivable
Accounts Receivable — Accounts receivables are stated at the amount billed and billable to customers. The Company’s allowance for doubtful accounts is based on management’s evaluations of the collectability of each accounts receivable based on the customer’s payment history and general economic conditions.

Inventories		Inventories — Inventories, which consists only of raw materials, are stated at lower of average cost or market.
Property and Equipment
Property and Equipment — The Company’s property and equipment are recorded at cost, less accumulated depreciation.
Upon sale or retirement of property and equipment, the cost and related accumulated depreciation are removed from the balance sheet and the net amount, less proceeds from disposal, is recognized as a gain or loss in the statement of operations.

Depreciation
Depreciation — Depreciation of property and equipment is provided on the straight‑line method over the following estimated useful lives:

Vehicles	1 ‑ 5 years
Equipment	2 ‑ 20 years
Leasehold improvements	5 ‑ 20 years

Impairment of Long-Lived Assets
The Company accounts for long‑lived assets to be disposed of at the lower of their carrying amount or fair value, less cost to sell once management has committed to a plan to dispose of the assets.
Impairment of Long‑Lived Assets — In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 360, Accounting for the Impairment or Disposal of Long‑Lived Assets, the Company reviews its long‑lived assets to be held and used whenever events or circumstances indicate that the carrying value of those assets may not be recoverable.
An impairment loss is indicated if the sum of the expected future undiscounted cash flows attributable to the asset group is less than the carrying amount of such asset group. In this circumstance, the Company recognizes an impairment loss for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group.

Goodwill
Goodwill — Goodwill is the excess of the consideration transferred over the fair value of the tangible and identifiable intangible assets and liabilities recognized. Goodwill is not amortized. We perform an annual impairment test of goodwill as of December 31, or more frequently if circumstances indicate that impairment may exist. The determination of impairment is made by comparing the carrying amount of a reporting unit with its fair value, which is generally calculated using a combination of market and income approaches. If the fair value of the reporting unit exceeds the carrying value, no further testing is performed. If the fair value of the reporting unit is less than the carrying value, the implied fair value of reporting unit goodwill is calculated. The Company then compares the carrying value of goodwill to its implied fair value. In estimating the implied fair value of goodwill at the reporting unit, the Company assigns the fair value of the reporting unit to all of the assets and liabilities associated with the reporting unit as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

Intangible Assets
Intangible Assets — Intangible assets with finite useful lives are amortized on a basis that reflects the pattern in which the economic benefits of the intangible assets are realized, which is generally on a straight‑line basis over the asset’s estimated useful life.

Income Taxes
Income Taxes — Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of differences between the consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, and the results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Advertising Expense		Advertising Expense — All advertising costs are expensed as incurred.
Deferred Loan Costs
eferred Loan Costs — The Company capitalized certain costs in connection with obtaining its borrowings, including lender, legal, and accounting fees. These costs are being amortized over the term of the related loan using the straight‑line method (which approximates the interest method). Deferred loan costs amortization is included in interest expense. Unamortized deferred loan costs associated with loans paid off or refinanced with different lenders are charged off in the period in which such an event occurs. Deferred loan costs are classified as a reduction of long‑term debt in the consolidated balance sheet. Amortization of deferred loan costs is recorded as interest expense in the statement of operations

Stock Based Compensation
Stock Based Compensation — The Company recognizes the cost of stock‑based awards on a straight‑line basis over the requisite service period of the award, which is usually the vesting period under the fair value method. Total compensation cost is measured on the grant date using fair value estimates.

Insurance Financing
Insurance Financing — The Company annually renews their commercial insurance policies and records a prepaid insurance asset and amortizes it monthly over the coverage period. The Company may choose to finance a portion of the premiums and will make repayments monthly over ten months in equal installments.

Going Concern
Going Concern — The Company annually evaluates its ability to continue as a going concern as required by Accounting Standards Update (ASU) No. 2014‑15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern and if necessary, provides disclosures if there is any substantial doubt about its ability to continue as a going concern.

Concentration of Credit Risk
Concentration of Credit Risk — The Company’s assets that are potentially subject to concentrations of credit risk are cash and cash equivalents and trade accounts receivable. Cash balances are maintained in financial institutions, which at times exceed federally insured limits. The Company monitors the financial condition of the financial institutions in which accounts are maintained and has not experienced any losses in such accounts. The receivables of the Company are spread over a number of customers, a majority of which are operators and suppliers to the oil and natural gas industries. The Company performs ongoing credit evaluations as to the financial condition of its customers with respect to trade receivables.

Recently Issued Accounting Standards
Recently Issued Accounting Standards — In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014‑09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014‑09 requires entities to recognize revenue to depict transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014‑09 requires entities to disclose both qualitative and quantitative information that enables users of consolidated financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgments affecting the recognition of revenue. ASU No. 2014‑09 was originally effective for annual periods beginning after December 15, 2016, using either the retrospective or cumulative effect transition method. On August 12, 2015, the FASB issued ASU No. 2015‑14, which defers the effective date of the revenue standard, ASU No. 2014‑09, by one year for all entities and permits early adoption on a limited basis. The Company believes that the adoption of this guidance will not materially affect the Company’s revenue recognition. However, the Company will continue to evaluate and quantify the effect of the adoption of this guidance on its consolidated financial statements.
On July 22, 2015, the FASB issued ASU No. 2015‑11, Simplifying the Measurement of Inventory, which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. ASU No. 2015‑11 does not apply to inventories that are measured by using either the last‑in, first‑out method or the retail inventory method. The amendments in ASU No. 2015‑11 are effective for fiscal years beginning after December 15, 2016. The Company is currently evaluating the effect of the adoption of this guidance on the consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016‑02, Leases, a new standard on accounting for leases. The ASU introduces a lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB’s new revenue recognition standard. However, the ASU eliminates the use of bright‑line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The pronouncement is effective for annual reporting periods beginning after December 15, 2018, including periods within that reporting period, using a modified retrospective approach. Early adoption is permitted. The Company has not completed an evaluation of the impact the pronouncement will have on our consolidated financial statements and related disclosures.